Pacer Global Cash Cows Dividend ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.2%
Australia - 8.1%
Ampol Ltd.	116,529	$2,571,252
Atlas Arteria Ltd.	627,904	2,648,672
BHP Group Ltd. - ADR (a)	542,968	34,016,945
Coles Group Ltd.	342,145	4,180,404
Fortescue Metals Group Ltd.	2,335,013	34,003,521
Santos Ltd.	1,018,804	5,447,272
South32 Ltd.	2,245,318	5,851,738
Telstra Group Ltd.	3,123,993	8,939,124
Whitehaven Coal Ltd.	758,998	3,527,947
Woodside Energy Group Ltd. - ADR (a)	1,362,959	35,164,342
		136,351,217
Bermuda - 0.2%
Jardine Matheson Holdings Ltd.	84,507	4,172,956
Canada - 5.1%
BCE, Inc.	362,661	15,674,208
Canadian Natural Resources Ltd.	313,796	19,078,797
Enbridge, Inc. (a)	831,890	30,613,552
Nutrien Ltd.	115,138	7,931,857
Suncor Energy, Inc.	434,095	13,582,833
		86,881,247
Cayman Islands - 0.4%
Chow Tai Fook Jewellery Group Ltd.	2,356,358	4,090,973
Want Want China Holdings Ltd.	3,969,422	2,763,718
		6,854,691
China - 0.3%
Lenovo Group Ltd.	4,050,126	4,642,722
Denmark - 2.2%
AP Moller - Maersk A/S - Class B	17,814	36,627,333
France - 6.0%
Cie de Saint-Gobain	121,794	8,232,980
Orange SA	1,088,456	12,307,511
Sanofi - ADR	601,575	32,106,058
TotalEnergies SE - ADR	530,098	32,256,463
Vinci SA	135,258	15,879,988
		100,783,000
Germany - 7.8%
BASF SE	430,608	23,090,437
Bayerische Motoren Werke AG	276,355	33,685,228
Daimler AG	406,049	32,430,346
Deutsche Telekom AG	1,173,619	25,604,121
DHL Group	333,719	17,142,773
		131,952,905
Hong Kong - 2.2%
CK Hutchison Holdings Ltd.	1,550,106	9,560,335
CK Infrastructure Holdings Ltd.	994,451	5,259,858
Power Assets Holdings Ltd.	940,845	4,922,037
SITC International Holdings Co. Ltd.	5,224,567	11,388,483
WH Group Ltd.	6,098,266	3,299,784
Xinyi Glass Holdings Ltd.	1,358,536	2,243,642
		36,674,139
Israel - 0.5%
ICL Group Ltd.	1,253,181	8,316,706
Italy - 1.3%
Eni SpA - ADR (a)	728,124	22,317,001
Japan - 7.0%
Inpex Corp.	362,695	4,671,835
Isuzu Motors Ltd.	238,786	3,091,722
Japan Tobacco, Inc.	734,292	16,274,015
Marubeni Corp.	427,425	7,551,631
Nintendo Co. Ltd. - ADR	1,080,930	12,192,890
Nippon Steel Corp.	414,375	9,454,618
Nippon Yusen KK	905,393	21,943,521
SoftBank Corp.	1,890,531	20,969,725
Sumitomo Corp.	391,020	8,374,779
Takeda Pharmaceutical Co. Ltd. - ADR (a)	859,824	13,120,914
		117,645,650
Luxembourg - 0.3%
Tenaris SA - ADR	147,741	4,947,846
Netherlands - 4.2%
Shell PLC - ADR	541,772	33,389,408
Stellantis NV	1,838,658	37,690,973
		71,080,381
New Zealand - 0.1%
Mercury NZ Ltd.	348,987	1,428,418
Norway - 0.6%
Aker BP ASA	396,146	11,073,272
Republic of Korea - 0.9%
HMM Co. Ltd.	221,112	3,033,969
Kia Corp.	107,112	6,949,486
Korea Zinc Co. Ltd.	5,145	1,993,983
S-Oil Corp.	55,493	3,260,837
		15,238,275
Singapore - 1.2%
Jardine Cycle & Carriage Ltd.	124,298	3,204,313
Singapore Airlines Ltd.	1,105,003	6,257,321
Singapore Telecommunications Ltd.	5,085,934	10,173,780
		19,635,414
South Korea - 0.2%
KT&G Corp.	49,864	3,231,292
Spain - 1.1%
Endesa SA	418,074	8,956,758
Telefonica SA	2,292,841	9,773,881
		18,730,639
Sweden - 0.8%
H & M Hennes & Mauritz AB - Class B	527,386	8,857,904
Telefonaktiebolaget LM Ericsson - ADR (a)	1,115,894	5,635,265
		14,493,169
Switzerland - 4.2%
Glencore PLC	5,809,468	35,305,933
Holcim Ltd.	160,783	11,173,040
Kuehne + Nagel International AG	39,315	12,280,725
SGS SA	43,939	4,254,583
Swisscom AG	12,500	8,032,796
		71,047,077
United Kingdom - 11.8%
Anglo American PLC	544,886	16,740,764
BP PLC - ADR	818,996	30,548,551
British American Tobacco PLC - ADR	978,058	32,940,993
GSK PLC - ADR	534,145	18,999,538
Imperial Brands PLC	406,637	9,599,579
Rio Tinto PLC - ADR (a)	488,680	32,521,654
Tesco PLC	2,204,371	7,298,773
Unilever PLC - ADR (a)	611,355	32,848,104
Vodafone Group PLC - ADR (a)	1,863,063	17,922,666
		199,420,622
United States - 32.7%
3M Co.	210,423	23,462,165
AbbVie, Inc.	228,585	34,191,744
Altria Group, Inc.	688,808	31,285,659
Amgen, Inc.	127,727	29,907,277
AT&T, Inc.	2,053,128	29,811,419
Chevron Corp.	200,243	32,771,769
Devon Energy Corp.	394,243	21,289,122
Dow, Inc. (a)	252,844	14,278,101
EOG Resources, Inc.	278,727	36,939,689
Gilead Sciences, Inc.	307,756	23,432,542
International Business Machines Corp.	236,089	34,039,312
Kinder Morgan, Inc.	976,037	17,285,615
Pfizer, Inc.	814,146	29,358,105
Philip Morris International, Inc.	340,447	33,949,375
Phillips 66	120,193	13,407,529
Pioneer Natural Resources Co.	151,402	34,166,889
Southern Copper Corp. (a)	250,063	21,865,509
The Williams Cos., Inc. (a)	458,046	15,779,685
United Parcel Service, Inc. - Class B	183,899	34,413,020
Valero Energy Corp.	85,807	11,061,380
Verizon Communications, Inc.	903,373	30,786,952
		553,482,858
TOTAL COMMON STOCKS (Cost $1,598,070,981)		1,677,028,830
	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$3,738,341	3,738,341
TOTAL SHORT-TERM INVESTMENTS (Cost $3,738,341)		3,738,341
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING- 7.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	121,883,898	121,883,898
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $121,883,898)		121,883,898

Total Investments (Cost $1,723,693,220) - 106.6%		1,802,651,069
Liabilities in Excess of Other Assets - (6.6)%		(111,736,941)
TOTAL NET ASSETS - 100.0%		$1,690,914,128

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $120,279,958 or 7.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,677,028,830	$ -	$ -	$ -	$ 1,677,028,830
Short-Term Investments	3,738,341	-	-	-	3,738,341
Investments Purchased with Proceeds from Securities Lending	-	-	-	121,883,898	121,883,898
Total Investments in Securities	$ 1,680,767,171	$ -	$ -	$ 121,883,898	$ 1,802,651,069
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.